Employee benefit costs	12 Months Ended
Dec. 31, 2024
Disclosure of defined benefit plans [abstract]
Employee benefit costs	3 Employee benefit costs

	Note	2024 £m	2023 £m	2022 £m
Wages and salaries		2,424	2,263	2,553
Social security costs		218	219	201
Other pension and retirement benefit costs	15	115	108	133
Share-based payments - equity and cash-settled	28	74	74	85
		2,831	2,664	2,972
In 2023 and 2022, included within employee benefits costs is a credit of £26 million and a charge of £315 million, respectively, in relation to the Group’s restructuring and integration initiatives, as explained in note 7.
In 2022, a partial buy-out was concluded in the U.S. with approximately US$1.6 billion (£1.3 billion) of plan liabilities being removed from the balance sheet, resulting in a settlement gain of £16 million, which was reported in the income statement, and recognised as an adjusting item.